Exploration and Evaluation Assets - Disclosure of exploration and evaluation assets (Details) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Exploration And Expenditure Assets [Line Items]
Exploration and evaluation assets	$ 118,789,742	$ 18,508,268
Northbase Resources Inc [Member] | Blueberry Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Exploration and evaluation assets	0	1,457,886	$ 1,457,886
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Exploration and evaluation assets	118,789,742	17,030,382
Vizsla Copper Corp [Member] | Carruthers Pass Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Exploration and evaluation assets	$ 0	$ 20,000